John Hancock
Balanced Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 62.6%		$2,798,353,878
(Cost $1,615,680,555)
Communication services 5.2%		231,776,605
Interactive media and services 4.6%
Alphabet, Inc., Class A (A)	1,553,776	206,217,151
Media 0.6%
Comcast Corp., Class A	564,725	25,559,454
Consumer discretionary 8.1%		360,527,598
Broadline retail 4.5%
Amazon.com, Inc. (A)	1,522,763	203,562,958
Specialty retail 3.1%
Dick’s Sporting Goods, Inc. (B)	274,217	38,664,597
Lowe’s Companies, Inc.	272,265	63,783,522
Ulta Beauty, Inc. (A)	41,936	18,653,133
Valvoline, Inc.	412,653	15,668,434
Textiles, apparel and luxury goods 0.5%
Lululemon Athletica, Inc. (A)	53,351	20,194,954
Consumer staples 5.5%		245,387,532
Beverages 0.9%
Anheuser-Busch InBev SA/NV	689,563	39,447,094
Consumer staples distribution and retail 3.5%
Dollar General Corp.	185,150	31,264,429
Sysco Corp.	346,793	26,463,774
Walmart, Inc.	631,516	100,954,148
Household products 1.1%
The Procter & Gamble Company	302,355	47,258,087
Energy 4.4%		194,931,522
Oil, gas and consumable fuels 4.4%
ConocoPhillips	404,568	47,625,745
Devon Energy Corp.	600,442	32,423,868
Pioneer Natural Resources Company	145,202	32,767,735
Suncor Energy, Inc. (B)	931,845	29,157,430
Valero Energy Corp.	410,804	52,956,744
Financials 6.9%		307,746,665
Banks 2.5%
Citizens Financial Group, Inc.	634,936	20,483,035
JPMorgan Chase & Co.	576,622	91,083,211
Capital markets 1.3%
The Charles Schwab Corp.	564,603	37,320,258
The Goldman Sachs Group, Inc.	59,231	21,078,536
Consumer finance 0.5%
Discover Financial Services	219,440	23,161,892
Financial services 2.6%
Berkshire Hathaway, Inc., Class B (A)	249,916	87,960,435
PayPal Holdings, Inc. (A)	351,613	26,659,298
Health care 9.7%		435,142,192
Biotechnology 2.3%
Genmab A/S (A)	30,901	12,737,386
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	514,218	$39,152,559
Regeneron Pharmaceuticals, Inc. (A)	24,652	18,289,565
Sage Therapeutics, Inc. (A)	207,915	7,210,492
Vertex Pharmaceuticals, Inc. (A)	70,912	24,985,134
Health care equipment and supplies 1.0%
Abbott Laboratories	257,150	28,628,510
Stryker Corp.	66,954	18,975,433
Health care providers and services 2.3%
McKesson Corp.	67,578	27,193,387
UnitedHealth Group, Inc.	147,158	74,516,396
Life sciences tools and services 1.2%
Revvity, Inc.	98,257	12,080,698
Thermo Fisher Scientific, Inc.	76,198	41,806,795
Pharmaceuticals 2.9%
AstraZeneca PLC	254,362	36,545,816
Eli Lilly & Company	204,642	93,020,021
Industrials 4.7%		210,655,653
Construction and engineering 0.9%
Vinci SA	360,149	42,298,753
Industrial conglomerates 1.2%
Honeywell International, Inc.	251,851	48,891,835
Siemens AG	30,835	5,255,611
Machinery 2.6%
Deere & Company	145,299	62,420,450
Ingersoll Rand, Inc.	793,458	51,789,004
Information technology 14.7%		659,776,194
Communications equipment 1.7%
Cisco Systems, Inc.	1,478,431	76,937,549
Electronic equipment, instruments and components 0.9%
TE Connectivity, Ltd.	274,689	39,415,125
Semiconductors and semiconductor equipment 3.5%
Broadcom, Inc.	140,632	126,378,947
Micron Technology, Inc.	413,671	29,531,973
Software 6.4%
Microsoft Corp.	624,145	209,662,771
Salesforce, Inc. (A)	200,487	45,111,580
SAP SE, ADR (B)	253,134	34,514,821
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	499,992	98,223,428
Materials 2.5%		113,008,275
Chemicals 0.7%
Linde PLC	84,486	33,006,146
Metals and mining 1.8%
Freeport-McMoRan, Inc.	1,791,761	80,002,129
Real estate 0.9%		38,212,254
Specialized REITs 0.9%
American Tower Corp.	92,163	17,539,541
Digital Realty Trust, Inc.	165,886	20,672,713
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Utilities 0.0%		$1,189,388
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	40,250	1,189,388

Preferred securities 0.0%		$688,793
(Cost $1,024,438)
Communication services 0.0%		511,944
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	511,944
Financials 0.0%		176,849
Banks 0.0%
Wells Fargo & Company, 7.500%	150	176,849

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 17.7%				$791,612,812
(Cost $822,356,349)
U.S. Government 7.2%				320,840,447
U.S. Treasury
Bond	2.250	02-15-52	5,142,000	3,607,234
Bond	3.000	08-15-52	47,226,000	39,024,172
Bond	3.375	08-15-42	41,523,000	36,936,006
Bond	3.375	11-15-48	8,387,000	7,371,059
Bond	3.625	02-15-53	31,886,000	29,738,677
Bond	3.875	05-15-43	41,463,000	39,636,037
Bond	4.000	11-15-42	38,713,000	37,702,833
Note	3.375	05-15-33	53,232,000	50,778,338
Note	4.000	07-31-30	70,992,000	70,714,688
Note	4.125	07-31-28	5,341,000	5,331,403
U.S. Government Agency 10.5%				470,772,365
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	1,487,747	1,362,469
15 Yr Pass Thru	4.500	12-01-37	997,340	976,945
15 Yr Pass Thru	4.500	02-01-38	6,637,752	6,502,010
30 Yr Pass Thru	2.500	08-01-51	5,000,345	4,264,675
30 Yr Pass Thru	2.500	11-01-51	3,687,485	3,135,749
30 Yr Pass Thru	2.500	12-01-51	1,289,455	1,090,478
30 Yr Pass Thru	3.000	03-01-43	423,175	382,760
30 Yr Pass Thru	3.000	12-01-45	1,929,712	1,733,587
30 Yr Pass Thru	3.000	10-01-46	6,500,174	5,827,347
30 Yr Pass Thru	3.000	10-01-46	2,060,557	1,844,695
30 Yr Pass Thru	3.000	12-01-46	1,569,915	1,404,962
30 Yr Pass Thru	3.000	12-01-46	1,421,270	1,277,709
30 Yr Pass Thru	3.000	04-01-47	2,493,239	2,222,278
30 Yr Pass Thru	3.000	10-01-49	3,410,103	3,029,109
30 Yr Pass Thru	3.000	10-01-49	2,593,806	2,301,581
30 Yr Pass Thru	3.000	12-01-49	757,773	672,637
30 Yr Pass Thru	3.000	12-01-49	3,577,424	3,164,321
30 Yr Pass Thru	3.000	01-01-50	4,834,859	4,291,663
30 Yr Pass Thru	3.500	10-01-46	2,274,135	2,096,094
30 Yr Pass Thru	3.500	12-01-46	983,721	910,703
30 Yr Pass Thru	3.500	11-01-48	776,639	718,506
30 Yr Pass Thru	3.500	03-01-52	2,042,533	1,864,378
30 Yr Pass Thru	3.500	03-01-52	3,120,934	2,834,088
30 Yr Pass Thru	3.500	04-01-52	7,350,315	6,702,309
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-47	374,403	$355,141
30 Yr Pass Thru	4.000	08-01-48	441,737	419,839
30 Yr Pass Thru	4.000	04-01-52	6,689,395	6,273,839
30 Yr Pass Thru	4.000	05-01-52	201,674	190,406
30 Yr Pass Thru	4.500	03-01-41	687,667	675,163
30 Yr Pass Thru	4.500	07-01-52	1,680,205	1,617,352
30 Yr Pass Thru	4.500	08-01-52	1,050,359	1,012,708
30 Yr Pass Thru	4.500	08-01-52	5,092,222	4,911,280
30 Yr Pass Thru	4.500	08-01-52	4,237,909	4,084,674
30 Yr Pass Thru	4.500	09-01-52	2,606,459	2,507,328
30 Yr Pass Thru	4.500	09-01-52	2,916,134	2,811,604
30 Yr Pass Thru	4.500	09-01-52	17,970,152	17,331,618
30 Yr Pass Thru	4.500	12-01-52	1,472,761	1,416,287
30 Yr Pass Thru	4.500	04-01-53	1,388,303	1,337,671
30 Yr Pass Thru	4.500	04-01-53	6,413,693	6,161,804
30 Yr Pass Thru	5.000	09-01-52	9,516,081	9,309,759
30 Yr Pass Thru	5.000	10-01-52	3,577,368	3,506,835
30 Yr Pass Thru	5.000	11-01-52	6,797,943	6,653,289
30 Yr Pass Thru	5.000	12-01-52	1,787,029	1,754,587
30 Yr Pass Thru	5.000	12-01-52	3,568,959	3,511,975
30 Yr Pass Thru	5.000	12-01-52	6,038,273	5,919,219
30 Yr Pass Thru	5.000	02-01-53	5,723,222	5,601,438
30 Yr Pass Thru	5.000	07-01-53	9,431,000	9,252,845
30 Yr Pass Thru	5.500	11-01-39	454,133	462,986
30 Yr Pass Thru	5.500	09-01-52	7,340,924	7,360,416
Federal National Mortgage Association
15 Yr Pass Thru	2.500	01-01-36	5,031,600	4,607,907
15 Yr Pass Thru	4.500	11-01-37	5,167,688	5,062,008
15 Yr Pass Thru	4.500	12-01-37	1,670,173	1,636,018
30 Yr Pass Thru	2.500	09-01-50	9,734,526	8,325,158
30 Yr Pass Thru	2.500	08-01-51	6,706,353	5,717,592
30 Yr Pass Thru	2.500	08-01-51	3,643,181	3,103,766
30 Yr Pass Thru	2.500	10-01-51	1,763,827	1,502,673
30 Yr Pass Thru	2.500	11-01-51	3,821,954	3,260,848
30 Yr Pass Thru	2.500	01-01-52	4,070,413	3,457,565
30 Yr Pass Thru	2.500	03-01-52	36,338,274	30,844,417
30 Yr Pass Thru	3.000	02-01-43	265,489	239,072
30 Yr Pass Thru	3.000	03-01-43	102,211	92,377
30 Yr Pass Thru	3.000	05-01-43	164,716	148,394
30 Yr Pass Thru	3.000	12-01-45	1,927,311	1,723,877
30 Yr Pass Thru	3.000	02-01-47	1,586,565	1,425,048
30 Yr Pass Thru	3.000	10-01-47	3,321,923	2,969,207
30 Yr Pass Thru	3.000	12-01-47	879,375	782,157
30 Yr Pass Thru	3.000	10-01-49	3,838,739	3,411,055
30 Yr Pass Thru	3.000	11-01-49	690,554	612,754
30 Yr Pass Thru	3.000	02-01-52	2,282,803	2,010,992
30 Yr Pass Thru	3.500	06-01-42	1,648,762	1,533,405
30 Yr Pass Thru	3.500	06-01-43	3,099,841	2,878,347
30 Yr Pass Thru	3.500	12-01-44	573,941	532,131
30 Yr Pass Thru	3.500	04-01-45	506,492	468,962
30 Yr Pass Thru	3.500	04-01-45	197,996	183,325
30 Yr Pass Thru	3.500	07-01-47	4,617,552	4,271,072
30 Yr Pass Thru	3.500	12-01-47	731,238	672,942
30 Yr Pass Thru	3.500	06-01-49	3,990,262	3,668,406
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-49	410,409	$376,472
30 Yr Pass Thru	3.500	01-01-50	1,482,817	1,359,737
30 Yr Pass Thru	3.500	03-01-50	2,517,155	2,308,221
30 Yr Pass Thru	3.500	02-01-52	1,875,292	1,723,151
30 Yr Pass Thru	3.500	04-01-52	2,528,482	2,305,570
30 Yr Pass Thru	4.000	01-01-41	904,809	868,913
30 Yr Pass Thru	4.000	09-01-41	429,199	411,839
30 Yr Pass Thru	4.000	10-01-41	2,848,949	2,735,359
30 Yr Pass Thru	4.000	01-01-47	3,225,341	3,093,013
30 Yr Pass Thru	4.000	04-01-48	468,735	446,574
30 Yr Pass Thru	4.000	10-01-48	427,801	407,041
30 Yr Pass Thru	4.000	01-01-49	376,259	355,531
30 Yr Pass Thru	4.000	07-01-49	513,326	487,052
30 Yr Pass Thru	4.000	07-01-49	1,170,476	1,108,920
30 Yr Pass Thru	4.000	08-01-49	2,286,394	2,169,010
30 Yr Pass Thru	4.000	02-01-50	1,839,269	1,739,093
30 Yr Pass Thru	4.000	03-01-51	7,398,279	7,004,578
30 Yr Pass Thru	4.000	08-01-51	3,989,867	3,780,039
30 Yr Pass Thru	4.000	04-01-52	781,650	734,619
30 Yr Pass Thru	4.000	05-01-52	9,475,705	8,887,060
30 Yr Pass Thru	4.000	06-01-52	218,225	205,776
30 Yr Pass Thru	4.000	07-01-52	12,613,367	11,853,456
30 Yr Pass Thru (C)	4.500	TBA	18,051,000	17,281,717
30 Yr Pass Thru	4.500	11-01-39	791,641	775,699
30 Yr Pass Thru	4.500	09-01-40	426,620	418,358
30 Yr Pass Thru	4.500	05-01-41	262,559	257,428
30 Yr Pass Thru	4.500	07-01-41	997,269	977,911
30 Yr Pass Thru	4.500	01-01-43	315,552	309,502
30 Yr Pass Thru	4.500	04-01-48	1,704,079	1,661,235
30 Yr Pass Thru	4.500	07-01-48	680,915	663,157
30 Yr Pass Thru	4.500	06-01-52	3,177,117	3,063,232
30 Yr Pass Thru	4.500	06-01-52	7,348,863	7,073,957
30 Yr Pass Thru	4.500	07-01-52	5,992,550	5,772,126
30 Yr Pass Thru	4.500	08-01-52	3,601,707	3,451,217
30 Yr Pass Thru	4.500	08-01-52	817,682	788,372
30 Yr Pass Thru	4.500	08-01-52	5,996,896	5,746,328
30 Yr Pass Thru	4.500	09-01-52	4,990,861	4,822,879
30 Yr Pass Thru	4.500	09-01-52	1,564,636	1,507,084
30 Yr Pass Thru	4.500	10-01-52	4,396,682	4,248,699
30 Yr Pass Thru	4.500	10-01-52	1,996,010	1,920,095
30 Yr Pass Thru	4.500	11-01-52	2,043,548	1,969,019
30 Yr Pass Thru	4.500	04-01-53	5,816,000	5,587,597
30 Yr Pass Thru	4.500	05-01-53	1,258,000	1,212,120
30 Yr Pass Thru	5.000	08-01-52	11,639,944	11,490,469
30 Yr Pass Thru	5.000	09-01-52	7,376,026	7,225,986
30 Yr Pass Thru	5.000	10-01-52	3,369,031	3,309,975
30 Yr Pass Thru	5.000	12-01-52	3,532,006	3,470,094
30 Yr Pass Thru	5.000	01-01-53	7,917,262	7,813,118
30 Yr Pass Thru	5.000	04-01-53	9,155,234	8,985,454
30 Yr Pass Thru	5.000	05-01-53	10,259,896	10,092,073
30 Yr Pass Thru	5.000	05-01-53	4,101,350	4,044,517
30 Yr Pass Thru	5.000	07-01-53	3,210,000	3,155,316
30 Yr Pass Thru	5.500	10-01-52	6,631,874	6,630,831
30 Yr Pass Thru	5.500	12-01-52	5,722,390	5,735,796
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	2,127,772	$2,132,757
30 Yr Pass Thru	5.500	12-01-52	3,773,555	3,772,962
30 Yr Pass Thru	5.500	12-01-52	2,189,810	2,207,942
30 Yr Pass Thru	5.500	12-01-52	2,061,181	2,060,856
30 Yr Pass Thru	5.500	12-01-52	1,858,386	1,856,933
30 Yr Pass Thru	5.500	04-01-53	2,732,701	2,723,731
30 Yr Pass Thru	7.000	06-01-32	503	520
30 Yr Pass Thru	7.500	04-01-31	923	967

30 Yr Pass Thru	8.000	01-01-31	688	721
Foreign government obligations 0.1%				$2,777,987
(Cost $3,145,986)
Argentina 0.0%				640,313
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	1,979,000	640,313
Qatar 0.1%				2,137,674
State of Qatar Bond (D)	5.103	04-23-48	2,156,000	2,137,674

Corporate bonds 13.7%				$614,116,863
(Cost $679,227,164)
Communication services 1.2%				51,190,168
Diversified telecommunication services 0.2%
C&W Senior Financing DAC (D)	6.875	09-15-27	1,450,000	1,316,194
Connect Finco SARL (D)	6.750	10-01-26	1,637,000	1,569,423
GCI LLC (D)	4.750	10-15-28	1,430,000	1,242,995
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	222,154
Kenbourne Invest SA (D)	6.875	11-26-24	311,000	273,074
Telesat Canada (D)	5.625	12-06-26	652,000	391,200
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	789,377
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,286,000	1,562,898
Entertainment 0.3%
Netflix, Inc.	4.875	04-15-28	2,890,000	2,854,512
Netflix, Inc. (D)	5.375	11-15-29	435,000	435,624
Netflix, Inc.	5.875	11-15-28	2,340,000	2,410,752
WarnerMedia Holdings, Inc.	4.279	03-15-32	1,456,000	1,291,391
WarnerMedia Holdings, Inc.	5.050	03-15-42	820,000	681,716
WarnerMedia Holdings, Inc.	5.141	03-15-52	5,097,000	4,143,007
WMG Acquisition Corp. (D)	3.875	07-15-30	1,491,000	1,302,990
Interactive media and services 0.0%
Match Group Holdings II LLC (D)	3.625	10-01-31	470,000	386,904
Match Group Holdings II LLC (D)	4.125	08-01-30	1,051,000	906,960
Meta Platforms, Inc.	4.800	05-15-30	807,000	809,642
Media 0.4%
Charter Communications Operating LLC	4.200	03-15-28	2,897,000	2,713,737
Charter Communications Operating LLC	4.800	03-01-50	2,870,000	2,174,874
Charter Communications Operating LLC	5.750	04-01-48	3,443,000	2,949,771
Charter Communications Operating LLC	6.484	10-23-45	2,437,000	2,274,119
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,890,000	1,583,600
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	516,828
News Corp. (D)	3.875	05-15-29	1,198,000	1,057,930
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,220,000	1,061,500
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,935,000	1,797,789
Stagwell Global LLC (D)	5.625	08-15-29	704,000	599,009
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.3%
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	$975,848
T-Mobile USA, Inc.	2.875	02-15-31	245,000	207,648
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	1,988,973
T-Mobile USA, Inc.	3.875	04-15-30	4,495,000	4,129,738
T-Mobile USA, Inc.	5.750	01-15-54	1,934,000	1,975,228
Vodafone Group PLC	5.625	02-10-53	996,000	967,484
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,581,000	1,625,279
Consumer discretionary 1.5%				68,862,186
Automobile components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	642,000	590,433
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	980,000	774,821
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	283,945
Ford Motor Credit Company LLC	4.000	11-13-30	1,045,000	897,700
Ford Motor Credit Company LLC	4.125	08-17-27	2,270,000	2,077,186
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	2,814,382
Ford Motor Credit Company LLC	6.800	05-12-28	4,972,000	5,017,688
General Motors Company	5.400	10-15-29	2,000,000	1,970,436
General Motors Company	5.400	04-01-48	905,000	788,009
General Motors Financial Company, Inc.	2.400	10-15-28	3,917,000	3,351,921
General Motors Financial Company, Inc.	3.600	06-21-30	5,027,000	4,391,722
Hyundai Capital America (D)	2.375	10-15-27	726,000	636,270
Nissan Motor Acceptance Company LLC (D)	1.850	09-16-26	2,048,000	1,784,054
Nissan Motor Acceptance Company LLC (D)	2.000	03-09-26	1,011,000	903,785
Broadline retail 0.1%
eBay, Inc.	2.700	03-11-30	2,477,000	2,135,541
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	617,000	573,162
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	529,000	477,740
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	972,000	867,453
Distributors 0.0%
LKQ Corp. (D)	5.750	06-15-28	565,000	561,917
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	576,000	558,052
Sotheby’s (D)	7.375	10-15-27	707,000	626,305
Hotels, restaurants and leisure 0.5%
Affinity Interactive (D)	6.875	12-15-27	579,000	512,230
Booking Holdings, Inc.	4.625	04-13-30	1,822,000	1,786,131
Caesars Entertainment, Inc. (D)	7.000	02-15-30	524,000	529,251
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	490,046
Choice Hotels International, Inc.	3.700	12-01-29	1,287,000	1,142,128
Choice Hotels International, Inc.	3.700	01-15-31	959,000	828,388
Expedia Group, Inc.	2.950	03-15-31	1,098,000	925,755
Expedia Group, Inc.	4.625	08-01-27	1,848,000	1,793,142
Full House Resorts, Inc. (D)	8.250	02-15-28	730,000	673,313
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	1,016,000	868,497
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,285,000	1,148,520
Hyatt Hotels Corp.	5.750	04-23-30	1,032,000	1,044,045
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	517,353
Marriott International, Inc.	4.625	06-15-30	1,760,000	1,682,258
MGM Resorts International	4.750	10-15-28	1,967,000	1,815,915
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,433,000	1,272,791
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Mohegan Tribal Gaming Authority (D)	8.000	02-01-26	1,197,000	$1,107,225
New Red Finance, Inc. (D)	4.000	10-15-30	2,587,000	2,223,144
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,069,001
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	468,097
Resorts World Las Vegas LLC (D)	8.450	07-27-30	1,000,000	998,233
Travel + Leisure Company (D)	4.625	03-01-30	724,000	625,154
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	741,000	678,160
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	846,901
Household durables 0.1%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	641,590
Century Communities, Inc. (D)	3.875	08-15-29	1,092,000	949,696
KB Home	4.000	06-15-31	1,246,000	1,084,892
KB Home	7.250	07-15-30	330,000	336,805
MDC Holdings, Inc.	2.500	01-15-31	632,000	495,756
Specialty retail 0.2%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	242,409
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	780,711
AutoNation, Inc.	4.750	06-01-30	1,698,000	1,597,841
Group 1 Automotive, Inc. (D)	4.000	08-15-28	616,000	545,495
Lithia Motors, Inc. (D)	3.875	06-01-29	577,000	496,877
Lithia Motors, Inc. (D)	4.375	01-15-31	577,000	495,961
Lithia Motors, Inc. (D)	4.625	12-15-27	288,000	266,599
The Michaels Companies, Inc. (D)	5.250	05-01-28	1,748,000	1,485,870
The Michaels Companies, Inc. (D)	7.875	05-01-29	1,615,000	1,150,688
Valvoline, Inc. (D)	3.625	06-15-31	1,412,000	1,162,796
Consumer staples 0.4%				19,656,037
Beverages 0.1%
Anheuser-Busch Companies LLC	4.700	02-01-36	1,968,000	1,908,066
Anheuser-Busch Companies LLC	4.900	02-01-46	866,000	820,750
Food products 0.3%
Coruripe Netherlands BV (D)	10.000	02-10-27	1,288,000	910,874
JBS USA LUX SA (D)	3.625	01-15-32	1,400,000	1,159,550
JBS USA LUX SA (D)	3.750	12-01-31	434,000	369,121
JBS USA LUX SA (D)	5.125	02-01-28	909,000	882,337
JBS USA LUX SA (D)	5.750	04-01-33	2,094,000	2,012,371
Kraft Heinz Foods Company	4.375	06-01-46	3,248,000	2,752,906
Kraft Heinz Foods Company	4.875	10-01-49	944,000	859,789
Kraft Heinz Foods Company	5.000	06-04-42	960,000	898,329
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,403,437
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,511,294
Pilgrim’s Pride Corp.	6.250	07-01-33	1,712,000	1,700,073
The Hershey Company	4.500	05-04-33	593,000	587,372
Household products 0.0%
Edgewell Personal Care Company (D)	4.125	04-01-29	595,000	520,482
Edgewell Personal Care Company (D)	5.500	06-01-28	961,000	910,548
Personal care products 0.0%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	1,277,000	448,738
Energy 1.7%				76,749,552
Energy equipment and services 0.0%
CSI Compressco LP (D)	7.500	04-01-25	1,102,000	1,074,450
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
CSI Compressco LP (D)	7.500	04-01-25	262,000	$255,450
Oil, gas and consumable fuels 1.7%
Aker BP ASA (D)	3.100	07-15-31	840,000	696,646
Aker BP ASA (D)	3.750	01-15-30	534,000	475,512
Aker BP ASA (D)	4.000	01-15-31	2,886,000	2,568,680
Antero Midstream Partners LP (D)	5.375	06-15-29	1,269,000	1,189,643
Antero Resources Corp. (D)	5.375	03-01-30	230,000	214,381
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,635,000	1,475,907
Cheniere Energy Partners LP	4.000	03-01-31	2,216,000	1,971,952
Cheniere Energy Partners LP	4.500	10-01-29	2,031,000	1,888,198
CNX Resources Corp. (D)	7.375	01-15-31	320,000	317,293
Continental Resources, Inc.	4.900	06-01-44	1,129,000	894,627
Diamondback Energy, Inc.	3.125	03-24-31	1,354,000	1,174,728
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680%)	5.500	07-15-77	1,750,000	1,580,999
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,143,000	1,958,928
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%)	6.250	03-01-78	1,755,000	1,624,258
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	397,839
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	674,589
Energy Transfer LP	4.200	04-15-27	1,199,000	1,149,447
Energy Transfer LP	5.150	03-15-45	1,898,000	1,638,165
Energy Transfer LP	5.250	04-15-29	1,790,000	1,773,736
Energy Transfer LP	5.400	10-01-47	2,138,000	1,890,869
Energy Transfer LP	5.500	06-01-27	1,831,000	1,829,732
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	3,084,000	2,793,509
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	2,595,000	2,279,191
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,087,000	2,739,464
EQM Midstream Partners LP (D)	7.500	06-01-27	226,000	229,364
EQM Midstream Partners LP (D)	7.500	06-01-30	128,000	131,995
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	350,123
Hess Midstream Operations LP (D)	5.500	10-15-30	178,000	167,320
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,110,931
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,080,000	2,007,200
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	240,346
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,332,529	865,041
MPLX LP	4.000	03-15-28	1,273,000	1,203,564
MPLX LP	4.125	03-01-27	310,000	297,906
MPLX LP	4.250	12-01-27	1,156,000	1,105,357
MPLX LP	4.950	09-01-32	1,038,000	992,166
MPLX LP	5.000	03-01-33	1,064,000	1,022,423
Occidental Petroleum Corp.	6.450	09-15-36	1,593,000	1,672,411
Occidental Petroleum Corp.	6.600	03-15-46	874,000	926,265
Occidental Petroleum Corp.	6.625	09-01-30	2,093,000	2,195,076
Ovintiv, Inc.	5.650	05-15-28	584,000	580,282
Ovintiv, Inc.	6.250	07-15-33	586,000	591,682
Ovintiv, Inc.	7.200	11-01-31	318,000	338,191
Parkland Corp. (D)	4.500	10-01-29	823,000	726,276
Parkland Corp. (D)	4.625	05-01-30	949,000	832,797
Petroleos Mexicanos	7.690	01-23-50	3,137,000	2,183,111
Petroleos Mexicanos	8.750	06-02-29	855,000	780,551
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,017,763
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,863,000	2,717,707
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	881,486
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Southwestern Energy Company	4.750	02-01-32	727,000	$645,966
Sunoco LP	4.500	05-15-29	363,000	325,937
Sunoco LP	4.500	04-30-30	1,361,000	1,206,679
Targa Resources Corp.	4.950	04-15-52	2,315,000	1,927,663
Targa Resources Partners LP	4.000	01-15-32	1,896,000	1,662,337
The Williams Companies, Inc.	3.750	06-15-27	1,569,000	1,487,842
The Williams Companies, Inc.	4.650	08-15-32	1,499,000	1,429,791
Var Energi ASA (D)	7.500	01-15-28	380,000	392,537
Var Energi ASA (D)	8.000	11-15-32	2,754,000	2,967,132
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	412,172
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	834,000	707,427
Western Midstream Operating LP	4.300	02-01-30	1,625,000	1,476,765
Western Midstream Operating LP	6.150	04-01-33	406,000	411,777
Financials 3.6%				161,477,655
Banks 2.3%
Banco Santander SA	4.379	04-12-28	2,003,000	1,895,276
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,463,000	2,113,198
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,889,000	2,428,169
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	4,570,000	3,785,265
Bank of America Corp.	3.248	10-21-27	1,937,000	1,817,433
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,318,000	1,998,159
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (E)	6.300	03-10-26	3,136,000	3,125,024
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,437,757
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	959,000	891,870
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (D)(E)	9.250	11-17-27	781,000	820,500
BPCE SA (D)	4.500	03-15-25	2,050,000	1,977,471
Citigroup, Inc.	4.600	03-09-26	3,083,000	3,008,184
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	2,468,000	2,191,337
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%)	6.174	05-25-34	1,947,000	1,977,802
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	1,970,000	1,948,587
Citizens Financial Group, Inc.	3.250	04-30-30	2,588,000	2,193,543
Credit Agricole SA (D)	3.250	01-14-30	3,390,000	2,931,616
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	1,350,000	1,343,412
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (D)	6.466	01-09-26	1,833,000	1,840,761
Fifth Third Bancorp (3 month LIBOR + 3.033%) (E)(F)	8.571	08-28-23	1,193,000	1,125,858
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	330,175
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	353,442
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	2,708,000	2,290,751
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	2,297,000	1,973,400
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	2,088,000	1,973,160
Lloyds Banking Group PLC	4.450	05-08-25	3,088,000	3,009,152
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,755,000	1,710,248
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	634,502
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	871,719
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,020,000	1,890,417
NatWest Markets PLC (D)	1.600	09-29-26	2,562,000	2,261,773
Popular, Inc.	7.250	03-13-28	1,510,000	1,525,100
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	1,711,000	$1,486,893
Santander Holdings USA, Inc.	3.244	10-05-26	3,974,000	3,642,840
Santander Holdings USA, Inc.	3.450	06-02-25	3,446,000	3,276,137
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	826,815
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,688,000	1,346,349
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33	1,152,000	1,093,684
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (D)	6.446	01-10-29	2,945,000	2,991,536
Societe Generale SA (7.375% to 10-4-23, then 5 Year U.S. Swap Rate + 4.302%) (D)(E)	7.375	10-04-23	578,000	570,853
Synovus Bank	5.625	02-15-28	301,000	280,778
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	90,423
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	2,601,000	2,015,775
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then SOFR + 1.841%)	5.582	06-12-29	2,923,000	2,928,953
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,507,000	1,378,034
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.040%) (E)(F)	8.536	09-01-23	1,001,000	1,000,851
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (E)(F)	9.312	11-01-23	1,861,000	1,871,204
Truist Financial Corp. (5.867% to 6-8-33, then SOFR + 2.361%)	5.867	06-08-34	1,739,000	1,754,491
U.S. Bancorp (5.836% to 6-10-33, then SOFR + 2.260%)	5.836	06-12-34	1,949,000	1,976,238
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,601,000	4,115,697
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	3,492,000	3,022,850
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	4,371,000	3,742,077
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	4,624,000	4,519,960
Capital markets 0.9%
Ares Capital Corp.	2.150	07-15-26	1,902,000	1,666,245
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,272,334
Ares Capital Corp.	3.250	07-15-25	967,000	902,118
Ares Capital Corp.	3.875	01-15-26	1,447,000	1,351,483
Blackstone Private Credit Fund	2.350	11-22-24	1,627,000	1,536,308
Blackstone Private Credit Fund	2.700	01-15-25	1,287,000	1,211,788
Blackstone Private Credit Fund	3.250	03-15-27	450,000	391,782
Blackstone Private Credit Fund	4.000	01-15-29	1,945,000	1,672,564
Cantor Fitzgerald LP (D)	4.875	05-01-24	2,164,000	2,124,281
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	1,807,000	1,587,435
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	2,475,000	1,891,977
Jefferies Financial Group, Inc.	5.875	07-21-28	1,410,000	1,406,486
Lazard Group LLC	4.375	03-11-29	1,861,000	1,752,415
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,066,147
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,529,000	1,485,829
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,170,000	930,745
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	2,783,000	2,133,452
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	393,000	375,124
Morgan Stanley (5.164% to 4-20-28, then SOFR + 1.590%)	5.164	04-20-29	2,326,000	2,301,500
Morgan Stanley (5.449% to 7-20-28, then SOFR + 1.630%)	5.449	07-20-29	1,932,000	1,936,071
MSCI, Inc. (D)	3.625	11-01-31	2,061,000	1,770,310
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%)	5.643	05-19-29	1,965,000	1,982,191
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	5,327,000	4,369,462
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	2,294,000	1,862,873
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 0.1%
Ally Financial, Inc. (6.992% to 6-13-28, then SOFR + 3.260%)	6.992	06-13-29	1,542,000	$1,553,423
Ally Financial, Inc.	7.100	11-15-27	1,157,000	1,177,266
Discover Financial Services	4.100	02-09-27	621,000	578,664
Enova International, Inc. (D)	8.500	09-15-25	919,000	905,307
OneMain Finance Corp.	6.875	03-15-25	526,000	524,253
OneMain Finance Corp.	9.000	01-15-29	656,000	666,562
Financial services 0.1%
Block, Inc.	3.500	06-01-31	643,000	538,561
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	767,000	748,485
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	491,000	413,768
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	803,356
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	242,727
Insurance 0.2%
Athene Holding, Ltd.	3.500	01-15-31	865,000	721,169
CNA Financial Corp.	2.050	08-15-30	627,000	501,086
CNO Financial Group, Inc.	5.250	05-30-25	748,000	734,175
CNO Financial Group, Inc.	5.250	05-30-29	2,053,000	1,971,502
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,338,000	1,069,183
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,635,000	1,634,757
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	1,136,000	932,440
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	218,000	198,581
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,333,862
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	1,996,000	1,640,109
Health care 0.6%				27,975,111
Biotechnology 0.1%
AbbVie, Inc.	3.200	11-21-29	5,157,000	4,671,290
Amgen, Inc.	5.250	03-02-30	631,000	635,131
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	701,000	701,000
Health care providers and services 0.4%
AdaptHealth LLC (D)	5.125	03-01-30	915,000	757,092
AmerisourceBergen Corp.	2.800	05-15-30	1,569,000	1,362,132
Centene Corp.	2.450	07-15-28	507,000	436,715
Centene Corp.	3.000	10-15-30	1,667,000	1,394,746
Centene Corp.	3.375	02-15-30	935,000	804,481
CVS Health Corp.	3.750	04-01-30	506,000	462,513
CVS Health Corp.	5.050	03-25-48	1,857,000	1,693,795
CVS Health Corp.	5.250	01-30-31	377,000	377,028
CVS Health Corp.	5.300	06-01-33	1,049,000	1,047,829
DaVita, Inc. (D)	3.750	02-15-31	2,026,000	1,620,065
DaVita, Inc. (D)	4.625	06-01-30	1,977,000	1,686,977
Encompass Health Corp.	4.625	04-01-31	535,000	475,408
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,039,000	2,327,042
Universal Health Services, Inc.	1.650	09-01-26	1,719,000	1,519,775
Universal Health Services, Inc.	2.650	10-15-30	1,611,000	1,312,495
Pharmaceuticals 0.1%
Organon & Company (D)	5.125	04-30-31	938,000	795,132
Royalty Pharma PLC	1.750	09-02-27	909,000	790,150
Viatris, Inc.	2.300	06-22-27	699,000	614,656
Viatris, Inc.	2.700	06-22-30	1,552,000	1,268,259
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	4.000	06-22-50	1,807,000	$1,221,400
Industrials 2.0%				89,234,913
Aerospace and defense 0.2%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,354,000	1,256,977
The Boeing Company	3.200	03-01-29	1,162,000	1,051,835
The Boeing Company	5.040	05-01-27	3,058,000	3,032,992
The Boeing Company	5.150	05-01-30	4,234,000	4,198,081
TransDigm, Inc.	5.500	11-15-27	1,094,000	1,036,910
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	388,183
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,355,000	1,175,767
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	112,186
Builders FirstSource, Inc. (D)	6.375	06-15-32	964,000	959,042
Owens Corning	3.875	06-01-30	257,000	235,784
Owens Corning	3.950	08-15-29	1,962,000	1,836,756
Commercial services and supplies 0.1%
Albion Financing 1 SARL (D)	6.125	10-15-26	959,000	903,858
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	373,021
APX Group, Inc. (D)	5.750	07-15-29	1,358,000	1,178,901
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	169,487
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	745,613
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,445,000	1,216,726
MasTec, Inc. (D)	4.500	08-15-28	887,000	823,485
Electrical equipment 0.1%
Emerald Debt Merger Sub LLC (D)	6.625	12-15-30	1,531,000	1,521,431
Regal Rexnord Corp. (D)	6.050	02-15-26	1,253,000	1,252,600
Regal Rexnord Corp. (D)	6.400	04-15-33	1,074,000	1,071,148
Ground transportation 0.0%
Uber Technologies, Inc. (D)	4.500	08-15-29	1,938,000	1,791,230
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,019,000	876,323
Passenger airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	593,391	559,271
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	564,704	525,479
Air Canada 2020-1 Class C Pass Through Trust (D)	10.500	07-15-26	930,000	1,007,906
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	792,522	796,451
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,302,549	3,862,356
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,625,787	1,467,273
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	464,824	425,895
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	233,417	199,756
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	854,130	743,093
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,121,800	1,029,252
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	813,267	697,612
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,706,388	1,382,559
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,736,530	1,510,781
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	613,823	532,258
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,033,443	855,092
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,721,720	1,489,288
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	482,793	424,858
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	611,557	$556,517
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	315,481	315,481
Delta Air Lines, Inc.	4.375	04-19-28	1,731,000	1,644,355
Delta Air Lines, Inc. (D)	4.750	10-20-28	2,263,559	2,190,792
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,304,314	1,107,757
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,085,480	1,951,879
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,661,363	1,483,264
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,400,620	1,275,035
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	752,421	707,458
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,529,117	1,345,623
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,035,877	3,006,611
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,015,005	978,205
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	1,871,000	1,892,479
United Airlines, Inc. (D)	4.375	04-15-26	140,000	132,557
United Airlines, Inc. (D)	4.625	04-15-29	288,000	260,544
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	765,925	716,140
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	1,832,000	1,811,307
CoStar Group, Inc. (D)	2.800	07-15-30	2,304,000	1,925,533
TriNet Group, Inc. (D)	3.500	03-01-29	608,000	530,480
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	1.750	01-30-26	2,043,000	1,845,713
AerCap Ireland Capital DAC	2.450	10-29-26	5,952,000	5,352,550
AerCap Ireland Capital DAC	3.000	10-29-28	3,217,000	2,806,767
Air Lease Corp.	2.100	09-01-28	1,159,000	975,228
Air Lease Corp.	2.875	01-15-26	923,000	863,316
Air Lease Corp.	3.625	12-01-27	1,180,000	1,093,616
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	878,653
Ashtead Capital, Inc. (D)	4.250	11-01-29	601,000	548,950
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,015,177
Ashtead Capital, Inc. (D)	5.550	05-30-33	709,000	689,525
Ashtead Capital, Inc. (D)	5.950	10-15-33	784,000	781,920
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	1,104,000	975,218
Beacon Roofing Supply, Inc. (D)	6.500	08-01-30	230,000	230,575
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,477,000	1,329,300
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	666,000	569,898
United Rentals North America, Inc.	3.875	11-15-27	785,000	728,974
Information technology 0.9%				40,361,500
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,109,810
Motorola Solutions, Inc.	2.750	05-24-31	2,034,000	1,665,744
Motorola Solutions, Inc.	4.600	05-23-29	840,000	816,383
IT services 0.1%
Gartner, Inc. (D)	4.500	07-01-28	1,677,000	1,567,725
Sabre GLBL, Inc. (D)	7.375	09-01-25	918,000	828,495
VeriSign, Inc.	2.700	06-15-31	1,093,000	908,296
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (D)	3.419	04-15-33	2,537,000	2,121,921
Broadcom, Inc.	4.750	04-15-29	5,911,000	5,721,648
Broadcom, Inc. (D)	4.926	05-15-37	1,218,000	1,106,714
Foundry JV Holdco LLC (D)	5.875	01-25-34	1,627,000	1,610,699
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology, Inc.	2.450	04-15-28	2,255,000	$1,974,307
Micron Technology, Inc.	2.703	04-15-32	1,289,000	1,022,490
Micron Technology, Inc.	4.185	02-15-27	3,214,000	3,085,933
Micron Technology, Inc.	5.327	02-06-29	3,605,000	3,563,965
Micron Technology, Inc.	6.750	11-01-29	948,000	996,165
NXP BV	3.875	06-18-26	2,319,000	2,224,304
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,054,369
Software 0.1%
Autodesk, Inc.	2.850	01-15-30	773,000	676,629
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	827,000	715,358
Oracle Corp.	2.950	04-01-30	2,040,000	1,780,112
Technology hardware, storage and peripherals 0.1%
CDW LLC	3.250	02-15-29	460,000	401,207
Dell International LLC	4.900	10-01-26	2,880,000	2,849,295
Dell International LLC	5.300	10-01-29	1,564,000	1,559,931
Materials 0.6%				26,424,609
Chemicals 0.1%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	691,307
Braskem Netherlands Finance BV (D)	5.875	01-31-50	2,015,000	1,604,261
OCI NV (D)	6.700	03-16-33	1,058,000	1,044,634
Sasol Financing USA LLC	5.500	03-18-31	1,103,000	908,993
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,725,000	1,487,856
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,111,361
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	570,134
Standard Industries, Inc. (D)	4.375	07-15-30	873,000	757,838
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	187,712
Containers and packaging 0.1%
Graphic Packaging International LLC (D)	3.500	03-01-29	1,120,000	975,512
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	805,000	802,828
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	689,000	685,091
Owens-Brockway Glass Container, Inc. (D)	7.250	05-15-31	521,000	529,451
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	907,000	801,782
Pactiv Evergreen Group Issuer, Inc. (D)	4.000	10-15-27	1,715,000	1,544,512
Metals and mining 0.3%
Anglo American Capital PLC (D)	4.750	04-10-27	1,170,000	1,139,079
Arsenal AIC Parent LLC (D)	8.000	10-01-30	639,000	651,780
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,946,000	1,913,346
First Quantum Minerals, Ltd. (D)	8.625	06-01-31	838,000	857,903
Freeport-McMoRan, Inc.	4.250	03-01-30	2,022,000	1,864,726
Freeport-McMoRan, Inc.	5.400	11-14-34	1,358,000	1,320,703
Freeport-McMoRan, Inc.	5.450	03-15-43	2,134,000	1,986,989
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	273,104
Newmont Corp.	2.800	10-01-29	819,000	708,495
Novelis Corp. (D)	4.750	01-30-30	1,989,000	1,787,631
Volcan Cia Minera SAA (D)	4.375	02-11-26	303,000	217,581
Real estate 0.5%				22,889,420
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29	1,935,000	1,665,767
Host Hotels & Resorts LP	3.500	09-15-30	1,253,000	1,064,422
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Hotel and resort REITs (continued)
RHP Hotel Properties LP (D)	4.500	02-15-29	350,000	$311,938
XHR LP (D)	4.875	06-01-29	1,306,000	1,136,091
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	997,011
Specialized REITs 0.4%
American Tower Corp.	1.600	04-15-26	1,241,000	1,118,015
American Tower Corp.	3.550	07-15-27	1,512,000	1,407,480
American Tower Corp.	3.800	08-15-29	2,862,000	2,622,020
American Tower Trust I (D)	5.490	03-15-28	2,081,000	2,082,952
Crown Castle, Inc.	3.800	02-15-28	1,024,000	956,899
Extra Space Storage LP	5.700	04-01-28	369,000	371,055
GLP Capital LP	3.250	01-15-32	878,000	716,799
GLP Capital LP	4.000	01-15-30	858,000	748,248
GLP Capital LP	5.375	04-15-26	1,609,000	1,579,010
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	382,000	330,579
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	704,477
Iron Mountain, Inc. (D)	5.250	07-15-30	931,000	841,625
SBA Tower Trust (D)	6.599	01-15-28	659,000	668,459
VICI Properties LP (D)	3.875	02-15-29	798,000	707,447
VICI Properties LP (D)	4.125	08-15-30	854,000	757,276
VICI Properties LP (D)	4.625	12-01-29	1,845,000	1,685,924
VICI Properties LP	5.125	05-15-32	442,000	415,926
Utilities 0.7%				29,295,712
Electric utilities 0.5%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	804,748	780,605
Duke Energy Corp.	2.450	06-01-30	594,000	499,333
Electricite de France SA (9.125% to 3-15-33, then 5 Year CMT + 5.411%) (D)(E)	9.125	03-15-33	1,251,000	1,315,114
Emera US Finance LP	3.550	06-15-26	1,699,000	1,617,062
FirstEnergy Corp.	2.650	03-01-30	1,064,000	896,686
FirstEnergy Corp.	3.400	03-01-50	475,000	324,520
Georgia Power Company	4.950	05-17-33	989,000	974,456
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	63,000	53,248
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	664,711
NRG Energy, Inc. (D)	2.450	12-02-27	1,613,000	1,369,052
NRG Energy, Inc. (D)	3.375	02-15-29	420,000	346,738
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	827,153
NRG Energy, Inc. (D)	3.875	02-15-32	1,747,000	1,351,894
NRG Energy, Inc. (D)	4.450	06-15-29	1,165,000	1,036,061
NRG Energy, Inc. (D)	7.000	03-15-33	1,663,000	1,659,158
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	1,308,000	1,267,575
Vistra Operations Company LLC (D)	3.700	01-30-27	3,050,000	2,818,779
Vistra Operations Company LLC (D)	4.300	07-15-29	2,857,000	2,547,417
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	829,000	804,466
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,190,248	1,033,100
DPL, Inc.	4.125	07-01-25	1,185,000	1,136,119
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	124,065	113,900
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,340,000	1,245,887
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	238,859
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	1,191,000	$1,062,442
NiSource, Inc.	1.700	02-15-31	594,000	464,524
NiSource, Inc.	3.600	05-01-30	1,041,000	940,475

NiSource, Inc.	5.250	03-30-28	380,000	380,738

Sempra	5.500	08-01-33	1,526,000	1,525,640
Municipal bonds 0.0%				$1,769,471
(Cost $2,232,528)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	953,202
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	3,000	2,578

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	923,000	813,691
Collateralized mortgage obligations 1.4%				$62,939,293
(Cost $74,430,250)
Commercial and residential 1.0%				46,088,213
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(G)	0.990	04-25-53	635,244	571,407
Series 2021-2, Class A1 (D)(G)	0.985	04-25-66	534,819	437,239
Series 2021-4, Class A1 (D)(G)	1.035	01-20-65	1,295,082	1,031,539
Series 2021-5, Class A1 (D)(G)	0.951	07-25-66	1,684,559	1,394,029
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(G)	1.175	10-25-48	938,085	753,860
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(G)	3.719	11-05-32	575,000	187,392
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	665,000	639,347
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	763,415
BBCMS Trust
Series 2015-SRCH, Class D (D)(G)	4.957	08-10-35	840,000	607,737
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	907,664	874,788
Series 2019-B13, Class A2	2.889	08-15-57	780,000	752,304
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(G)	0.941	02-25-49	694,202	606,501
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C (1 month CME Term SOFR + 1.214%) (D)(F)	6.436	09-15-36	469,000	448,434
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	1,528,000	1,463,971
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (D)(G)	5.820	06-10-28	1,109,000	1,097,703
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(G)	0.924	08-25-66	1,068,133	820,149
Series 2021-3, Class A1 (D)(G)	0.956	09-27-66	1,561,371	1,211,807
Series 2021-HX1, Class A1 (D)(G)	1.110	10-25-66	1,228,716	985,714
COLT Trust
Series 2020-RPL1, Class A1 (D)(G)	1.390	01-25-65	2,546,782	2,109,386
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.225	10-15-45	826,073	8
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	9,553,169	163,218
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(G)	4.394	08-10-30	880,000	684,213
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	286,341
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	927,632
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (D)	2.257	08-15-37	671,716	603,060
Series 2021-NQM2, Class A1 (D)(G)	1.179	02-25-66	998,747	833,511
Series 2021-NQM3, Class A1 (D)(G)	1.015	04-25-66	851,917	698,304
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM5, Class A1 (D)(G)	0.938	05-25-66	602,764	$467,283
Series 2021-NQM6, Class A1 (D)(G)	1.174	07-25-66	1,590,451	1,259,192
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(G)	0.797	02-25-66	617,278	514,032
Series 2021-2, Class A1 (D)(G)	0.931	06-25-66	993,358	789,015
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(G)	2.500	02-01-51	1,922,801	1,542,823
GCAT Trust
Series 2021-NQM1, Class A1 (D)(G)	0.874	01-25-66	628,235	524,559
Series 2021-NQM2, Class A1 (D)(G)	1.036	05-25-66	749,439	603,800
Series 2021-NQM3, Class A1 (D)(G)	1.091	05-25-66	1,131,453	914,606
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(G)	3.805	10-10-35	320,000	274,542
Series 2017-485L, Class C (D)(G)	3.982	02-10-37	250,000	206,853
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	598,678
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(G)	1.382	09-27-60	157,530	144,449
Series 2021-NQM1, Class A1 (D)(G)	1.017	07-25-61	469,284	398,491
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(G)	1.071	06-25-56	733,252	612,238
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,047,552
MFA Trust
Series 2021-NQM1, Class A1 (D)(G)	1.153	04-25-65	519,439	453,904
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(G)	3.790	11-15-32	464,000	284,688
Series 2018-ALXA, Class C (D)(G)	4.316	01-15-43	380,000	299,198
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	841,776	749,385
OBX Trust
Series 2020-EXP2, Class A3 (D)(G)	2.500	05-25-60	321,793	269,731
Series 2021-NQM2, Class A1 (D)(G)	1.101	05-25-61	1,076,396	838,621
Series 2021-NQM3, Class A1 (D)(G)	1.054	07-25-61	1,699,939	1,276,403
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	193,500
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(G)	2.000	01-25-36	1,516,126	1,312,300
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,286,068
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(G)	2.447	12-25-66	1,798,818	1,519,334
Towd Point Mortgage Trust
Series 2018-4, Class A1 (D)(G)	3.000	06-25-58	735,526	671,350
Series 2018-5, Class A1A (D)(G)	3.250	07-25-58	63,913	61,000
Series 2019-1, Class A1 (D)(G)	3.750	03-25-58	815,902	763,118
Series 2019-4, Class A1 (D)(G)	2.900	10-25-59	843,297	775,894
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,281,784	1,113,890
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (D)	1.218	05-25-65	297,998	269,096
Series 2021-3, Class A1 (D)(G)	1.046	06-25-66	1,298,341	1,087,210
Series 2021-4, Class A1 (D)(G)	0.938	07-25-66	722,790	566,771
Series 2021-5, Class A1 (D)(G)	1.013	09-25-66	1,197,408	963,544
Series 2021-R1, Class A1 (D)(G)	0.820	10-25-63	540,666	482,086
U.S. Government Agency 0.4%				16,851,080
Federal National Mortgage Association
Series 427, Class C20 IO	2.000	02-25-51	381,193	46,814
Series 427, Class C77 IO	2.500	09-25-51	220,663	32,065
Government National Mortgage Association
Series 2012-114, Class IO	0.620	01-16-53	783,361	11,955
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-174, Class IO	0.892	11-16-56	1,527,876	$59,915
Series 2017-109, Class IO	0.230	04-16-57	1,819,373	30,741
Series 2017-124, Class IO	0.619	01-16-59	1,710,230	50,554
Series 2017-135, Class IO	0.719	10-16-58	2,782,406	108,023
Series 2017-140, Class IO	0.486	02-16-59	1,302,424	41,379
Series 2017-159, Class IO	0.433	06-16-59	1,982,420	58,339
Series 2017-169, Class IO	0.587	01-16-60	23,501,673	747,520
Series 2017-20, Class IO	0.529	12-16-58	2,302,365	55,438
Series 2017-22, Class IO	0.757	12-16-57	826,245	28,751
Series 2017-41, Class IO	0.593	07-16-58	1,444,764	42,302
Series 2017-46, Class IO	0.698	11-16-57	2,301,382	79,106
Series 2017-61, Class IO	0.745	05-16-59	1,120,316	39,601
Series 2018-158, Class IO	0.774	05-16-61	3,058,625	146,303
Series 2018-35, Class IO	0.530	03-16-60	3,835,421	137,221
Series 2018-43, Class IO	0.437	05-16-60	4,811,999	152,282
Series 2018-68, Class IO	0.423	01-16-60	5,971,892	190,474
Series 2018-69, Class IO	0.612	04-16-60	3,452,459	151,219
Series 2018-81, Class IO	0.475	01-16-60	4,774,957	181,845
Series 2018-9, Class IO	0.443	01-16-60	6,163,597	179,531
Series 2019-131, Class IO	0.802	07-16-61	3,053,919	161,161
Series 2020-100, Class IO	0.783	05-16-62	4,153,644	234,894
Series 2020-108, Class IO	0.847	06-16-62	23,978,165	1,368,542
Series 2020-114, Class IO	0.800	09-16-62	11,188,241	664,362
Series 2020-118, Class IO	0.882	06-16-62	9,298,767	553,683
Series 2020-119, Class IO	0.602	08-16-62	4,612,387	221,372
Series 2020-120, Class IO	0.761	05-16-62	2,788,452	156,571
Series 2020-137, Class IO	0.795	09-16-62	19,254,888	1,048,030
Series 2020-150, Class IO	0.962	12-16-62	8,748,566	598,031
Series 2020-170, Class IO	0.833	11-16-62	11,252,716	690,391
Series 2020-92, Class IO	0.878	02-16-62	9,748,032	616,669
Series 2021-110, Class IO	0.872	11-16-63	7,394,152	473,014
Series 2021-163, Class IO	0.800	03-16-64	9,284,381	566,269
Series 2021-183, Class IO	0.871	01-16-63	7,221,648	451,145
Series 2021-3, Class IO	0.868	09-16-62	20,695,342	1,286,994
Series 2021-40, Class IO	0.824	02-16-63	4,157,056	256,037
Series 2021-47, Class IO	0.992	03-16-61	26,843,111	1,804,257
Series 2022-17, Class IO	0.802	12-31-99	11,397,000	730,450
Series 2022-181, Class IO	0.715	07-16-64	5,396,703	370,018
Series 2022-21, Class IO	0.783	10-16-63	4,823,115	300,703
Series 2022-53, Class IO	0.712	06-16-64	17,858,487	925,818

Series 2022-57, Class IO	0.756	09-16-63	13,457,062	801,291
Asset backed securities 2.0%				$90,204,432
(Cost $102,320,944)
Asset backed securities 2.0%				90,204,432
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	701,585	653,446
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	3,805,000	3,339,681
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	777,000	703,328
Series 2021-SFR4, Class A (D)	2.117	12-17-38	439,000	389,503
Applebee’s Funding LLC
Series 2023-1A, Class A2 (D)	7.824	03-05-53	1,003,000	991,547
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	705,874	624,601
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,653,920	$2,343,114
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	805,231	757,041
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,385,579
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,545,449	2,292,603
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,551,206	2,221,518
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	2,602,321	2,263,944
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	2,370,230	2,024,158
Series 2022-1A, Class A (D)	2.720	01-18-47	1,539,010	1,311,157
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	2,001,000	1,800,243
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,281,000	1,121,657
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	923,813	848,221
Series 2021-1A, Class A2I (D)	2.045	11-20-51	4,067,065	3,543,719
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	447,855
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,807,595	2,585,318
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,894,395	1,601,207
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,675,050	1,435,154
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,354,070	1,935,001
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	3,044,309	2,768,056
Series 2020-SFR2, Class A (D)	1.266	10-19-37	1,997,421	1,804,263
Series 2021-SFR1, Class A (D)	1.538	08-17-38	1,480,646	1,302,633
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,495,419
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,344,735
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,914,000	1,767,755
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	241,990	233,156
Series 2022-1D, Class B (D)	4.100	06-20-34	161,611	151,841
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	823,800	727,634
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	666,655	597,994
Series 2022-1A, Class A2I (D)	3.445	02-26-52	2,146,950	1,912,958
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (D)	6.560	04-20-53	1,176,000	1,140,931
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	510,329	497,210
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	809,150	742,905
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,137,514	962,043
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,590,358	2,994,807
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,445,980	1,185,646
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	3,311,000	2,838,774
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	835,799
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	364,419	323,768
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,126,955	$1,048,203
Series 2021-SFR8, Class B (D)	1.681	10-17-38	1,093,000	947,375
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	138,270	134,801
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,441,280	2,282,055
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,173,465	1,096,863
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	1,429,021	1,268,374
Series 2021-A, Class APT2 (D)	1.070	01-15-53	847,726	725,532
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,057,196	1,867,535
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,902,470	1,534,802
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	386,792	324,909
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,464,245	2,980,765
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,233,756	1,027,816
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	2,581,167	2,227,321
Series 2021-1A, Class A (D)	1.860	03-20-46	2,351,289	1,984,724
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	2,175,000	1,958,518
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,650,000	1,389,534
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	2,152,381	1,873,484
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	1,998,220	1,643,664
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	356,553	300,895
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,616,020	1,339,340

	Par value^	Value
Escrow certificates 0.0%		$32,463
(Cost $30,400)
LSC Communications, Inc. (A)(D)(H)	1,058,000	2,063
Teekay Offshore Partners LP (A)	1,216,000	30,400

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.8%				$124,446,666
(Cost $124,441,435)
U.S. Government Agency 2.4%				107,109,000
Federal Agricultural Mortgage Corp. Discount Note	5.200	08-01-23	42,459,000	42,459,000
Federal Home Loan Bank Discount Note	5.200	08-01-23	64,650,000	64,650,000

	Yield (%)	Shares	Value
Short-term funds 0.4%			17,337,666
John Hancock Collateral Trust (I)	5.2927(J)	1,734,634	17,337,666

Total investments (Cost $3,424,890,049) 100.3%	$4,486,942,658
Other assets and liabilities, net (0.3%)	(11,840,628)
Total net assets 100.0%	$4,475,102,030

22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $35,545,660. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $19,640,360 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 7-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	119	Long	Sep 2023	$13,302,940	$13,266,641	$(36,299)
						$(36,299)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$2,798,353,878	$2,662,069,218	$136,284,660	—
Preferred securities	688,793	688,793	—	—
U.S. Government and Agency obligations	791,612,812	—	791,612,812	—
Foreign government obligations	2,777,987	—	2,777,987	—
Corporate bonds	614,116,863	—	614,116,863	—
Municipal bonds	1,769,471	—	1,769,471	—
Collateralized mortgage obligations	62,939,293	—	62,939,293	—
Asset backed securities	90,204,432	—	90,204,432	—
Escrow certificates	32,463	—	30,400	$2,063
Short-term investments	124,446,666	17,337,666	107,109,000	—
Total investments in securities	$4,486,942,658	$2,680,095,677	$1,806,844,918	$2,063
Derivatives:
Liabilities
Futures	$(36,299)	$(36,299)	—	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,734,634	$39,113,494	$163,507,634	$(185,299,916)	$6,072	$10,382	$212,033	—	$17,337,666
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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